Employee Benefit Plans (Unfunded) (Details) - Schedule of Securities Adjusted for a Suitable Risk Premium - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Maximum [Member] | Discount rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Discount rate (- / + 1%)	$ 14,216	$ 18,550
Maximum [Member] | Salary growth rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Salary growth rate (- / + 1%)	7,934	10,694
Maximum [Member] | Attrition rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Attrition rate (- / + 1%)	4,801	6,865
Maximum [Member] | Mortality rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Mortality rate (- / + 10% of mortality rates)		66
Minimum [Member] | Discount rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Discount rate (- / + 1%)	12,795	16,404
Minimum [Member] | Salary growth rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Salary growth rate (- / + 1%)	8,508	10,626
Minimum [Member] | Attrition rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Attrition rate (- / + 1%)	4,551	6,423
Minimum [Member] | Mortality rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Mortality rate (- / + 10% of mortality rates)	$ 51	$ 66